Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance - Beginning of period	$ 903	$ 1,522
Additions	7
Interest paid as charged to comprehensive loss as other finance costs	(19)	(66)
Payment against lease liabilities	(265)	(614)
Modification of lease liability	(463)
Impact of foreign exchange rate changes	21	61
Balance - End of period	184	903
Current lease liabilities	135	648
Non-current lease liabilities	$ 49	$ 255